Vessels, net (Tables)	12 Months Ended
Dec. 31, 2023
Vessels, net [Abstract]
Vessels, Net
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated depreciation	Net Book Value
Balance December 31, 2021	$111,754,934	$(3,668,654)	$108,086,280
Acquisitions, improvements, and other vessel costs	385,729	—	385,729
Vessel disposal	(10,018,583)	599,930	(9,418,653)
Depreciation	—	(6,567,178)	(6,567,178)
Balance December 31, 2022	$102,122,080	$(9,635,902)	$92,486,178
Acquisitions, improvements, and other vessel costs	72,306,547	—	72,306,547
Vessel disposals	(80,304,259)	9,815,090	(70,489,169)
Depreciation	—	(5,595,505)	(5,595,505)
Balance December 31, 2023	$94,124,368	$(5,416,317)	$88,708,051